                                                 1933 Act File No. 2-60103
                                                 1940 Act File No. 811-2782

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.       ......................
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    Post-Effective Amendment No.   52  .....................        X
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                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No.  45  .....................................        X
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                   FEDERATED HIGH INCOME BOND FUND, INC.

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X   on  May 31, 2005  pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a) (i)
    on  ______________ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _______ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated High Income Bond Fund, Inc.

PROSPECTUS

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May 31, 2005

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

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A mutual fund seeking high current income by investing in a professionally managed, diversified portfolio of fixed-income securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 17

How is the Fund Sold? 25

How to Purchase Shares 26

How to Redeem and Exchange Shares 28

Account and Share Information 32

Who Manages the Fund? 35

Legal Proceedings 36

Financial Information 37

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds"). The Fund may invest in derivative contracts to implement its investment strategies as more fully described below.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Credit Risks .. The corporate bonds in which the Fund invests have a higher default risk than investment-grade securities. Low-grade corporate bonds are almost always uncollateralized and subordinated to other debt that an issuing firm has outstanding.
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  Liquidity Risks .. Liquidity of individual corporate bonds varies considerably. Low-grade corporate bonds have less liquidity than investment-grade securities, which means that it may be more difficult to buy or sell a security at a favorable price or time.
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  Risks Associated With Non-Investment-Grade Securities .. Securities rated below investment grade may be subject to greater interest rate, credit, and liquidity risks than investment-grade securities.
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  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise.
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  Risks Related to the Economy .. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
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  Risks of Foreign Investing .. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than could otherwise be the case.
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  Currency Risks .. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Leverage Risks .. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested.
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  Risks of Investing in Derivative Contracts and Hybrid Instruments .. Changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the three-month period for January 1, 2005 to March 31, 2005 was (1.53)%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 8.23% (quarter ended June 30, 2003). Its lowest quarterly return was (7.38)% (quarter ended December 31, 2000).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Lehman Brothers U.S. Corporate High Yield Bond Index (LBHYB), a broad-based market index and the Lipper High Current Yield Funds Average (LHCYFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the Periods Ended December 31, 2004)

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	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	5.57%	3.72%	6.77%
Return After Taxes on Distributions 1	2.77%	0.13%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares 1	3.51%	0.85%	3.41%
Class B Shares:
Return Before Taxes	4.11%	3.62%	6.59%
Class C Shares:
Return Before Taxes	7.53%	3.67%	6.34%
LBHYB	11.13%	6.97%	8.13%
LHCYFA	9.89%	5.03%	6.55%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares and Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED HIGH INCOME BOND FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, B, and C Shares.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and reimbursement) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses [3]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.24%	1.99% [4]	1.99%

1 The percentages shown are based on expenses for the entire fiscal year ended March 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and administrator waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2005.
Total Waivers and Reimbursement of Fund Expenses	0.02%	0.02%	0.02%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	1.22%	1.97%	1.97%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.74% for the fiscal year ended March 31, 2005.
3 The administrator voluntarily waived a portion of its fee and the adviser voluntarily reimbursed certain operating expenses of the Fund. The administrator and adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by the Fund (after the voluntary waiver and reimbursement) were 0.23% for the fiscal year ended March 31, 2005.
4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class A Shares:
Expenses assuming redemption	$ 571	$ 826	$1, 100	$1, 882
Expenses assuming no redemption	$ 571	$ 826	$1, 100	$1, 882
Class B Shares:
Expenses assuming redemption	$ 752	$1, 024	$1, 273	$2, 123
Expenses assuming no redemption	$ 202	$ 624	$1, 073	$2, 123
Class C Shares:
Expenses assuming redemption	$ 400	$ 718	$1, 162	$2, 394
Expenses assuming no redemption	$ 300	$ 718	$1, 162	$2, 394

What are the Fund's Investment Strategies?

The Fund provides exposure to the high-yield, lower-rated corporate bond market. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds (also known as "junk bonds") compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification. The Fund primarily invests in domestic high-yield bonds but may invest a portion of its portfolio in securities of issuers based outside of the United States. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Adviser selects securities seeking high yields, low relative credit risk and high portfolio diversification. The securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the return that will, in fact, be realized by the Fund.

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The Adviser attempts to select bonds for investment by the Fund which offer high potential returns for the default risks being assumed. The Adviser's security selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm, together with the issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuer.

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The Adviser attempts to minimize the Fund's portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Adviser does not target an average maturity for the Fund's portfolio.

The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures, and forward contracts, to efficiently implement the Fund's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to the Lehman Brothers High Yield Bond Index or a diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to the domestic high-yield debt market. Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below.

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Because the Fund refers to high-income bond investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income investments rated below investment grade.

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HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed-income securities in which the Fund invests:

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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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Demand Instruments

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Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Convertible Securities

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Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

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Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible, fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

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The Fund treats convertible securities as fixed-income securities for purposes of its investment policies and limitations, because of their unique characteristics.

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Lower-Rated, Fixed-Income Securities

Lower-rated, fixed-income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized rating service. There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.

Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

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There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping ." Treasury STRIPs, IOs, and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities, such as corporate debt securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.

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FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The foreign securities in which the Fund invests may be denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

PREFERRED STOCKS

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Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund will treat such redeemable preferred stock as a fixed-income security.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices, or other assets or instruments. Some derivative contracts (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as "forward contracts". The Fund can buy or sell financial futures, index futures, and foreign currency forward contracts.

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Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the "exercise price") during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, currencies, individual securities, and other derivative instruments, such as futures contracts.

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Swaps

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, currency swaps, credit default swaps, and caps and floors.

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SPECIAL TRANSACTIONS

HYBRID INSTRUMENTS

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Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates, or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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Credit Linked Notes

A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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The high-yield bonds in which the Fund invests have a higher default risk than investment-grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

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Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline relative to higher-quality instruments.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

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Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

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These features may make it more difficult to buy or sell a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH NON-INVESTMENT-GRADE SECURITIES

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

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit, and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices negatively, and their trading market may be more limited.

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INTEREST RATE RISKS


Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.


RISKS RELATED TO THE ECONOMY

The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative development in the U.S. and global economies.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

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

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions, or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

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CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

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

When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

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

NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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

The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

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If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

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

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%
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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs ( SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $ 100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ( expense ratios), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

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

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares . Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

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SALES CHARGE WHEN YOU PURCHASE

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The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below:

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Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater [1]	0.00%	0.00%
Class C Shares:
All Purchases	1.00%	1.01%
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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

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

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs, or BINs, are not Qualifying Accounts.

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

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

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Larger Purchases

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  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;
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

Concurrent and Accumulated Purchases

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or
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

Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months. (Call your investment professional or the Fund for more information.) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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ELIMINATING THE SALES CHARGE

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Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  through a financial intermediary that did not receive a dealer reallowance on the purchase;
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  with reinvested dividends or capital gains;
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  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
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  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
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  pursuant to the exchange privilege.
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

The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of Shares of Liberty U.S. Government Money Market Trust unless your Liberty Shares were acquired through an exchange of Shares on which the sales charge had previously been paid.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

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  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:
If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

If your investment qualifies for an elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

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
  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
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  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
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  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
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
  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
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  purchased through an investment professional that did not receive an advance commission on the purchase;
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
  purchased with reinvested dividends or capital gains;
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
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
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
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange); and
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  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.
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FEE WHEN YOU REDEEM OR EXCHANGE

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

For 90 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/ exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

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

The Fund's goal is to collect the redemption/exchange fee on all Shares that are redeemed or exchanged within 90 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers, trust companies, and retirement plan record keepers.

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

Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the "Code"), custodial plan accounts established under Section 403(b)(7) of the Code, or deferred compensation plans established under Section 457 of the Code will be subject to the redemption/exchange fee. Non-participant directed transactions such as distributions due to death, disability, health, or financial hardship will not be subject to the redemption/exchange fee. The redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code. Finally, Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption/exchange fee, please see the Fund's SAI.

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How is the Fund Sold?

The Fund offers three Share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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

The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated Funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check ), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:


The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


The Federated Funds
66 Brooks Drive
Braintree, MA 02184


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM (SIP)


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the Shares are redeemed or exchanged within 90 days of purchase, a 2 % redemption/exchange fee will be charged , as more fully described previously under the sub-heading "Fee When You Redeem or Exchange." The redemption/exchange fee will be paid to the Fund.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily income. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV.

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The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Class A, B, or C Shares within 90 days of the date of purchase. See "What Do Shares Cost?" The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions [or exchanges] that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, and percentage breakdowns of the portfolio by sector and credit quality.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Mark E. Durbiano

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Mark E. Durbiano has been a primary Portfolio Manager of the Fund since January 1987. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

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Nathan H. Kehm

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Nathan H. Kehm has been a primary Portfolio Manager of the Fund since May 2004. Mr. Kehm joined Federated in December 1997 as an Investment Analyst. He was promoted to Assistant Vice President and Senior Investment Analyst of the Fund's Adviser in January 1999 and to Vice President in January 2001. Mr. Kehm is a Chartered Financial Analyst. He earned his M.B.A from the University of Pittsburgh.

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The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ( Funds ) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$8.05		$7.30		$7.68		$8.64		$9.82
Income From Investment Operations:
Net investment income	0.62		0.62		0.67	[1]	0.83	[2]	0.96
Net realized and unrealized gain (loss) on investments	(0.09)		0.75		(0.37)		(0.94	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.53		1.37		0.30		(0.11)		(0.19)
Less Distributions:
Distribution from net investment income	(0.62)		(0.62)		(0.68)		(0.85)		(0.99)
Net Asset Value, End of Period	$7.96		$8.05		$7.30		$7.68		$8.64
Total Return [3]	6.77	% [4]	19.42%		4.43%		(1.17)%		(2.19)%

Ratios to Average Net Assets:
Expenses	1.22%		1.21%		1.23%		1.23%		1.24%
Net investment income	7.57%		7.60%		9.31%		10.37	% [2]	10.33%
Expense waiver/reimbursement [5]	0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$775,085		$884,503		$817,147		$678,052		$666,546
Portfolio turnover	34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 10.22% to 10.37%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total return. (See Notes to Financial Statements, Note 5.)

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Annual Report, dated March 31, 2005, which can be obtained free of charge.

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$8.04		$7.29		$7.68		$8.63		$9.81
Income From Investment Operations:
Net investment income	0.56		0.56		0.62	[1]	0.75	[2]	0.89
Net realized and unrealized gain (loss) on investments	(0.08)		0.75		(0.39)		(0.91	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.48		1.31		0.23		(0.16)		(0.26)
Less Distributions:
Distribution from net investment income	(0.56)		(0.56)		(0.62)		(0.79)		(0.92)
Net Asset Value, End of Period	$7.96		$8.04		$7.29		$7.68		$8.63
Total Return [3]	6.10	% [4]	18.54%		3.53%		(1.79)%		(2.93)%

Ratios to Average Net Assets:
Expenses	1.97%		1.96%		1.98%		1.98%		1.99%
Net investment income	6.82%		6.85%		8.56%		9.64	% [2]	9.58%
Expense waiver/reimbursement [5]	0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$746,111		$945,435		$892,103		$912,370		$977,317
Portfolio turnover	34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.02, a decrease to the net realized and unrealized gain/loss per share of $0.02, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.64%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return. (See Notes to Financial Statements, Note 5.)

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Annual Report, dated March 31, 2005, which can be obtained free of charge.

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$8.04		$7.30		$7.68		$8.63		$9.81
Income From Investment Operations:
Net investment income	0.56		0.56		0.62	[1]	0.75	[2]	0.89
Net realized and unrealized gain (loss) on investments	(0.08)		0.74		(0.38)		(0.91	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.48		1.30		0.24		(0.16)		(0.26)
Less Distributions:
Distribution from net investment income	(0.56)		(0.56)		(0.62)		(0.79)		(0.92)
Net Asset Value, End of Period	$7.96		$8.04		$7.30		$7.68		$8.63
Total Return [3]	6.10	% [4]	18.39%		3.66%		(1.79)%		(2.93)%

Ratios to Average Net Assets:
Expenses	1.97%		1.96%		1.98%		1.98%		1.99%
Net investment income	6.82%		6.85%		8.56%		9.63	% [2]	9.58%
Expense waiver/reimbursement [5]	0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$203,362		$246,559		$202,813		$189,724		$198,871
Portfolio turnover	34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.63%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return. (See Notes to Financial Statements, Note 5.)

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Annual Report, dated March 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated May 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-2782

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

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G00667-02 (5/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

FEDERATED HIGH INCOME BOND FUND, INC.
STATEMENT OF ADDITIONAL INFORMATION

MAY 31, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated High Income Bond Fund,
Inc. (Fund), dated May 31, 2005.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

Who Manages and Provides
  Services to the Fund?................18
How Does the Fund Measure Performance?.30

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on October 14, 1977. The
Fund's investment adviser is Federated Investment Management Company
(Adviser).

The Board of Directors (the "Board") has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares
(Shares). This SAI relates to all classes of Shares.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed-income securities in which the
Fund may invest:

Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage
Association, Small Business Administration, Farm Credit System Financial
Assistance Corporation, Farmer's Home Administration, Federal Financing Bank,
General Services Administration, Department of Housing and Urban Development,
Export-Import Bank, Overseas Private Investment Corporation, and Washington
Metropolitan Area Transit Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and
Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks Asset backed securities are structured in many ways, including, but not limited to the following:

IOs and POs
Asset backed securities may be structured to allocate interest payments to one class (Interest Only or IOs) and principal payments to another class
(Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However,
IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of asset backed securities. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
receives any remaining interest payments from the underlying pools of obligations. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse
Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process know as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated
maturity may extend beyond one year.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.
  Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Fund treats convertible securities as fixed-income securities for purposes of its investment policies and limitations, because of their unique characteristics.

PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund will treat such redeemable preferred stock as a fixed-income security.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value usually increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

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FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:
o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country;
   or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities may be denominated in foreign currencies or in the U.S.
dollar. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.


Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign- based companies in the United States rather than in over-seas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European
Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and
International Depositary Receipts (IDRs), are traded globally or outside the
United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities
Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions.  Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.  Examples of these include, but are not limited to, the
International Bank for Reconstruction and Development (the World Bank), the
Asian Development Bank, the European Investment Bank and the Inter-American
Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative  contracts are financial  instruments  that require  payments based
upon  changes  in  the  values  of  designated  (or  underlying)   securities,
currencies,  commodities,  financial indices or other assets.  Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the underlying asset.  Other derivative  contracts
(such as swaps)  require  payments  relating to the income or returns from the underlying  asset. The other party to a derivative  contract is referred to as a counterparty.

Many derivative  contracts are traded on securities or commodities  exchanges.
In this case,  the exchange sets all the terms of the contract  except for the
price.   Investors  make  payments  due  under  their  contracts  through  the exchange.  Most  exchanges  require  investors  to  maintain  margin  accounts through their brokers to cover their  potential  obligations  to the exchange.
Parties  to the  contract  make (or  collect)  daily  payments  to the  margin accounts to reflect  losses (or gains) in the value of their  contracts.  This protects  investors  against potential  defaults by the counterparty.  Trading contracts on an exchange  also allows  investors to close out their  contracts by entering into offsetting contracts.

For  example,  the Fund could close out an open  contract to buy an asset at a future date by entering into an offsetting  contract to sell the same asset on the  same  date.  If the  offsetting  sale  price is more  than  the  original purchase  price,  the Fund realizes a gain; if it is less, the Fund realizes a loss.  Exchanges may limit the amount of open  contracts  permitted at any one time.  Such limits may prevent the Fund from  closing out a position.  If this happens,  the Fund will be required to keep the  contract  open (even if it is losing money on the  contract),  and to make any payments  required  under the contract  (even if it has to sell portfolio  securities at unfavorable  prices to do so).  Inability  to close  out a  contract  could  also harm the Fund by preventing  it from  disposing  of or trading  any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative  contracts,  including combinations thereof:

 Futures Contracts

 Futures  contracts  provide for the future sale by one party and  purchase by another  party of a specified  amount of an  underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred  to as buying a contract or holding a long  position in the asset.  Entering into a contract to sell an underlying  asset is commonly referred to as selling a contract  or holding a short  position in the asset.
 Futures  contracts  are  considered to be commodity  contracts.  The Fund has claimed  an  exclusion  from  the  definition  of the  term  "commodity  pool operator" under the Commodity Exchange Act and, therefore,  is not subject to registration  or  regulation  as a commodity  pool  operator  under that Act.
 Futures   contracts  traded  OTC  are  frequently   referred  to  as  forward
 contracts.  The Fund can buy or sell  financial  futures,  index  futures and foreign currency forward contracts.

 Options

 Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses
 (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy/sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:
o     Buy call options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and
o     Write call options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:
o     Buy put options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and
o     Write put options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write  options,  as  needed,  to close  out  existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars.
Common swap agreements that the Fund may use include:

Interest Rate Swaps
Interest  rate swaps are  contracts  in which one party agrees to make regular payments equal to a fixed or floating  interest rate times a stated  principal amount  of  fixed-income  securities,  in  return  for  payments  equal  to  a different  fixed or  floating  rate  times the same  principal  amount,  for a specific  period.  For  example,  a $10 million  LIBOR swap would  require one party to pay the  equivalent  of the London  Interbank  Offer Rate of interest
(which  fluctuates) on $10 million  principal amount in exchange for the right to receive the  equivalent  of a stated  fixed rate of interest on $10 million principal amount.

 Total Rate of Return Swaps
 Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

 Credit Default Swaps
A credit default swap is an agreement between two parties (the
"Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on an underlying bond (the "Reference Bond") has occurred. If an Event of
Default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Bond in exchange for the
Reference Bond or another similar bond issued by the issuer of the Reference
Bond (the "Deliverable Bond"). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the
CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as Protection Buyer) or to generate additional income (as
Protection Seller). If the Fund is a Protection Buyer and no Event of Default
occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of
Default occurs, the Fund (as Protection Buyer) will deliver the Deliverable
Bond and receive a payment equal to the full notional value of the Reference
Bond, even though the Reference Bond may have little or no value. If the Fund is the Protection Seller and no Event of Default occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if an
Event of Default occurs, the Fund (as Protection Seller) will pay the
Protection Buyer the full notional value of the Reference Bond and receive the Deliverable Bond from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Bond. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Bond and the Counterparty to the CDS.

Currency Swaps

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.


Caps And Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed-upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.
  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase Agreements are subject to credit risk.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event")
or (ii) the value of the Reference Bond, if an Event of Default or a
Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical deliver of the Reference Bond in the event of an Event of Default or a
Restructuring Event.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.  The Fund may also invest in high-yield securities by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser.  The Fund may also invest in such securities directly.  This other investment company is managed independently of the Fund and may incur additional administrative expenses.  Therefore, any such investment by the
Fund may be subject to duplicate expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

FIXED-INCOME SECURITIES INVESTMENT RISKS

Credit Risks
o           Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o           The high-yield bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

o           Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These
   services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the
   Adviser's credit assessment.

o           Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
   Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.
   An increase in the spread will cause the price of the security to decline.

o           Credit risk includes the possibility that a party to a
   transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the
   Fund from selling or buying other securities to implement its investment strategy.


Risks of Foreign Investing
o           Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
   States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o           Foreign companies may not provide information (including
   financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o           Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions, which could adversely affect the liquidity of the Fund's investments.


Currency Risks
o           Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United
   States.

o           The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Interest Rate Risk
o           Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

o           Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Liquidity Risks
o           Trading opportunities are more limited for fixed-income
   securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative affect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o           Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o           OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to the Economy
o           The prices of high-yield securities are affected by investor sentiment. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Leverage Risk
o           Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
   Investments can have these same results if their returns are based on a multiple of a specified index, securities or other benchmark.

Call Risks
o           Call risk is the possibility that an issuer may redeem a
   fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o           If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices negatively, and their trading market may be more limited.

EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risk
o           The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
   Consequently, the Fund's share price may decline.

Liquidity Risks
o           Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o           Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o           OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Call Risks
o           Call risk is the possibility that an issuer may redeem a
   fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o           If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks of Foreign Investing
o                 Foreign securities pose additional risks because foreign
  economic or political conditions may be less favorable than those of  the
  United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o           Foreign companies may not provide information (including
   financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o           Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions, which could adversely affect the liquidity of the Fund's investments.

Currency Risks
o           Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United
   States.

o           The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.  Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

FUNDAMENTAL INVESTMENT OBJECTIVE  AND POLICIES
The Fund's investment objective is to seek high current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.

The Fund invests 65% of its assets in lower-rated fixed-income bonds.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash;
cash items; securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Making Loans
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
  The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash item, and shorter- term, higher-quality debt securities and similar obligations.

  As a matter of non-fundamental policy for purposes of the commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments".

  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed-income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.
If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

FEES WHEN YOU REDEEM OR EXCHANGE

For 90 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the
amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by
short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell
Shares in response to incremental changes in the Fund's NAV. The redemption/
exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this
redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be
deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 90 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers and trust companies.

Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the
"Code"), custodial plan accounts established under Section  403(b)(7) of the
Code, or deferred compensation plans established under Section 457 of the
Code ("Retirement Plan") will be subject to the redemption/exchange  fee. The following is a list of specific examples of non-participant directed
Retirement Plan transactions that will not be subject to the redemption/exchange fee:
o     Distributions from a Retirement Plan due to death, disability, health or financial hardship;
o     Distributions from a Retirement Plan made in connection with the termination of employment;
o     Distributions from a Retirement Plan required by the Code, such as the distribution that must be made when the plan participant reaches age 70
      1/2 (and any subsequent, related distributions for years thereafter);
o     Distributions from a Retirement Plan made in connection with a qualified  participant loan;
o     Redemptions from a Retirement Plan made in connection  with the regularly  scheduled  automatic  rebalancing of assets in a Retirement
      Plan  (i.e.,   automatic   rebalancing  according  to  predetermined
      allocation levels); and
o     Redemptions from or exchanges within a Retirement Plan made as a result  of plan  level  directed  events,  such  as  changes  to plan investment options.

Additionally, the redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code.

Finally, Shares acquired by reinvestment of dividends or distributions of the
Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee.


HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares
                                        Dealer
                                     Reallowance
       Purchase Amount             as a Percentage
                                          of
                                   Public Offering
                                        Price
     Less than $100,000                 4.00%
   $100,000 but less than               3.25%
          $250,000
   $250,000 but less than               2.25%
          $500,000
  $500,000 but less than $1             1.80%
           million
    $1 million or greater               0.00%

Class C Shares
------------------------------------------------------------------------------
                                  Dealer Reallowance
                                  as a Percentage of
                                    Public Offering
                                         Price
    All Purchase Amounts                 1.00%

ADVANCE COMMISSIONS
------------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                              Advance Commission
                              as a Percentage of
   Purchase Amount             Public Offering
                                    Price
First $1 million - $5               0.75%
       million
Next $5 million - $20               0.50%
       million
   Over $20 million                 0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                                                  Advance Commission
                                                  as a Percentage of
       Class B Shares                              Public Offering
                                                        Price
    All Purchase Amounts                             Up to 5.50%
                                                  Advance Commission
                                                  as a Percentage of
       Class C Shares                              Public Offering
                                                        Price
    All Purchase Amounts                                1.00%

------------------------------------------------------------------------------

RULE 12b-1 PLAN (CLASS B AND CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of
Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule
12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the
Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to investment professionals.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated Funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell;
the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis;
payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A, Class B and Class C Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended March 31:

                    2005                      2004                     2003
           Total                       Total                  Total Sales
           Sales         Amount        Sales       Amount                    Amount
            Charges     Retained      Charges     Retained      Charges     Retained
Class A    $1,619,393     $270,392   $3,521,606     $549,796           $0          $0
Shares
Class B    $2,405,536           $0   $2,676,158           $0   $9,937,035          $0
Shares
Class C     $126,467       $33,033     $537,973      $69,589     $410,045    $215,797
Shares

------------------------------------------------------------------------------

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of May 2, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co.,
Maryland Heights, MO, owned approximately 22,227,607 Shares (22.82%).

As of May 2, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones & Co.,
Maryland Heights, MO, owned approximately 9,976,802 Shares (10.99%), and
Citigroup Global Markets, Inc., New York, NY owned approximately 7,697,450
Shares (8.48%).

As of May 2, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Citigroup Global Markets,
Inc., New York, NY owned approximately 3,246,175 Shares; MLPF&S,
Jacksonville, FL owned approximately 3,100,604 Shares (12.39%); Legg Mason
Wood Walker Inc., Baltimore, MD, owned approximately 2,159,086 Shares
(8.62%), and Edward Jones & Co., Maryland Heights, MO, owned approximately 1,612,312 Shares (6.44%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.
Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors
Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of December 31, 2004, the
Fund comprised one portfolio, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of May 2, 2005, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                           Aggregate         Total
      Address                                            Compensation   Compensation
Positions Held with   Principal Occupation(s) for Past    From Fund     From Fund and
        Fund           Five Years, Other Directorships   ------------  Federated Fund
 Date Service Began     Held and Previous Position(s)       (past          Complex
                                                         fiscal year)  (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN and          Investors, Inc.
DIRECTOR              ---------------------------------
Began serving:
October 1977          Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT and         Complex; President, Chief
DIRECTOR              Executive Officer and Director,
Began serving: July   Federated Investors, Inc.;
1987                  Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director     $2,329.24       $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                           Aggregate         Total
      Address                                            Compensation   Compensation
Positions Held with   Principal Occupation(s) for Past    From Fund     From Fund and
        Fund           Five Years, Other Directorships      (past      Federated Fund
 Date Service Began     Held and Previous Position(s)    fiscal year)      Complex
                                                                       (past calendar
                                                                            year)
                      Principal Occupation: Director      $2,562.14       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTOR              Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $2,562.14       $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Investment            Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 North Tamiami
Trail                 Previous Positions: President,
Suite 402             Investment Properties
Naples, FL            Corporation; Senior Vice
DIRECTOR              President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $2,562.14       $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
DIRECTOR              Corporation (engineering and
Began serving:        energy services worldwide).
January 2000
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director      $2,329.24       $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $2,329.24       $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $2,562.14       $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director     $2,795.07       $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $2,329.24       $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving:        Previous Positions: National
February 1984         Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $2,329.24       $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Fund
-----------------------------   Principal Occupation(s) and Previous Position(s)
Date Service Began
                                Principal Occupations: Executive Vice President
John W. McGonigle               and Secretary of the Federated Fund Complex;
Birth Date: October 26, 1938    Executive Vice President, Secretary and Director,
EXECUTIVE VICE PRESIDENT and    Federated Investors, Inc.
SECRETARY
Began serving: October 1977     Previous Positions: Trustee, Federated Investment
                                Management Company and Federated Investment
                                Counseling; Director, Federated Global Investment
                                Management Corp., Federated Services Company and
                                Federated Securities Corp.

                                Principal Occupations: Principal Financial Officer
Richard J. Thomas               and Treasurer of the Federated Fund Complex;
Birth Date: June 17, 1954       Senior Vice President, Federated Administrative
TREASURER                       Services.
Began serving: November 1998
                                Previous Positions: Vice President, Federated
                                Administrative Services; held various management
                                positions within Funds Financial Services Division
                                of Federated Investors, Inc.

                                Principal Occupations: Vice Chairman or Vice
Richard B. Fisher               President of some of the Funds in the Federated
Birth Date: May 17, 1923        Fund Complex; Vice Chairman, Federated Investors,
VICE CHAIRMAN                   Inc.; Chairman, Federated Securities Corp.
Began serving: August 2002
                                Previous Positions: President and Director or
                                Trustee of some of the Funds in the Federated Fund
                                Complex; Executive Vice President, Federated
                                Investors, Inc. and Director and Chief Executive
                                Officer, Federated Securities Corp.

---------------------------------------------------------------------------------------
                                Principal Occupations:  Robert J. Ostrowski joined
Robert J. Ostrowski             Federated in 1987 as an Investment Analyst and
Birth Date: April 26, 1963      became a Portfolio Manager in 1990. He was named
CHIEF INVESTMENT OFFICER        Chief Investment Officer of taxable fixed income
Began serving: May 2004         products in 2004 and also serves as a Senior
                                Portfolio Manager. He has been a Senior Vice
                                President of the Fund's Adviser since 1997. Mr.
                                Ostrowski is a Chartered Financial Analyst. He
                                received his M.S. in Industrial Administration
                                from Carnegie Mellon University.
                              -----------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                Mark E. Durbiano has been the Fund's Portfolio
Mark E. Durbiano                Manager since January 1987.  He is Vice President
Birth Date: September 21,       of the Fund. Mr. Durbiano joined Federated in 1982
1959                            and has been a Senior Portfolio Manager and a
VICE PRESIDENT                  Senior Vice President of the Fund's Adviser since
Began serving: November 1998    1996. From 1988 through 1995, Mr. Durbiano was a
                                Portfolio Manager and a Vice President of the
                                Fund's Adviser. Mr. Durbiano is a Chartered
                                Financial Analyst and received his M.B.A. in
                                Finance from the University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                           Meetings
Board     Committee                                                        Held
Committee Members             Committee Functions                          During
                                                                           Last
                                                                           Fiscal
                                                                           Year
Executive                     In between meetings of the full Board,       Six
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit                         The purposes of the Audit Committee are      Nine
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              registered public accounting firm, acts
                              as a liaison between the independent
                              registered public accounting firm and the
                              Board and reviews the Fund`s internal
                              audit function.

Nominating                                                                 One
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent  Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund 's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Director," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
------------------------------------------------------------------------------
                                                                         Aggregate
                                                                   Dollar Range of
                                             Dollar Range of       Shares Owned in
Interested                                      Shares Owned             Federated
Board Member Name                                    in Fund             Family of
                                                                        Investment
                                                                         Companies
John F. Donahue                                    $10,001 -         Over $100,000
                                                     $50,000
J. Christopher Donahue                          $1 - $10,000         Over $100,000
Lawrence D. Ellis, M.D.                         $1 - $10,000         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                        None         Over $100,000
John T. Conroy, Jr.                                     None         Over $100,000
Nicholas P. Constantakis                                None         Over $100,000
John F. Cunningham                                      None         Over $100,000
Peter E. Madden                                         None         Over $100,000
Charles F. Mansfield, Jr.                               None         Over $100,000
John E. Murray, Jr., J.D., S.J.D.                       None         Over $100,000
Marjorie P. Smuts                               $1 - $10,000         Over $100,000
John S. Walsh                                           None         Over $100,000

------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the
Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities;
the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute
Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.


Portfolio Manager Information
The following information about the Fund's Portfolio Managers is provided as of March 31, 2005.

                                 ---------------------------------
  Other Accounts Managed by
       Mark E. Durbiano           Total Number of Other Accounts
                                             Managed/
                                           Total Assets*
    Registered Investment           8 funds / $2,176.23 million
          Companies
   Other Pooled Investment        3 portfolios / $411.46 million
           Vehicles
        Other Accounts             4 accounts / $136.44 million
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------

Dollar value range of shares owned in the Fund: $500,001-$1,000,000.

Mark Durbiano is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the manager's experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated).  There are four weighted performance categories in the Balanced
Scorecard.  Investment Product Performance is the predominant factor.  Of lesser importance are:  Leadership/Teamwork/Communication, Client
Satisfaction and Service, and Financial Success.  The total Balanced
Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e.,
Lehman Brothers U.S. Corporate High Yield Bond Index), and on a rolling 3 and
5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds (e.g., a subset of funds in the same category as established by Lipper).  These performance periods are adjusted if the portfolio manager has been managing a fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. The Balanced Scorecard IPP score is calculated with an equal weighting of each included account managed by the portfolio manager.  Mr. Durbiano is a member of an Investment Team that establishes guidelines on various performance drivers (e.g., currency, duration, sector)
for Taxable Fixed Income funds.  A portion of the IPP score is determined by
Federated senior management's assessment of the team's contribution.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors:  growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

  Other Accounts Managed by      ---------------------------------
         Nathan Kehm              Total Number of Other Accounts
                                             Managed/
                                           Total Assets*
    Registered Investment           7 funds / $2,068.90 million
          Companies
   Other Pooled Investment            1 fund / $58.47 million
           Vehicles
        Other Accounts              2 accounts / $97.70 million
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------

Dollar value range of shares owned in the Fund: $10,001-$50,000.

Nathan Kehm is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.
The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated
Investors, Inc. (Federated).  There are five weighted performance categories in the Balanced Scorecard.  Investment Product Performance is the predominant factor.  Of lesser importance are:  Leadership/Teamwork/Communication,
Research Performance, Client Satisfaction and Service, and Financial
Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e. Lehman
Brothers U.S. Corporate High Yield Bond Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds (e.g., a subset of funds in the same category as established by Lipper).  These performance periods are adjusted if the portfolio manager has been managing a fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted above, Mr. Kehm is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The Investment Product Performance score is calculated with an equal weighting of:  each account managed by the portfolio manager and, certain additional accounts for which Mr. Kehm provides research and analytical support.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Research performance focuses on the quality of security recommendations, timeliness and other qualitative factors and is assessed by the Chief
Investment Officer and other managers in the portfolio manager's group.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors:  growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING


As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund;
then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com.  A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day)
after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days
(or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products"
section, and from the Fund's page click on the "Portfolio Holdings" or
"Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
"Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance
Officer of the Fund.  The President of the Adviser and the Chief Compliance
Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below).  The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the
Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all
Federated funds as specified below:

                           Average Aggregate Daily
      Maximum                 Net Assets of the
 Administrative Fee            Federated Funds
    0.150 of 1%            on the first $5 billion
    0.125 of 1%             on the next $5 billion
    0.100 of 1%            on the next $10 billion
    0.075 of 1%           on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the
Fund are held by foreign banks participating in a network coordinated by
State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended March            2005                2004            2003
31
Advisory Fee Earned             $14,132,324          $15,701,817    $12,675,399
Advisory Fee Reduction            $138,652               $0           $74,898
Advisory Fee Reimbursement          $864               $2,855          $3,679
Brokerage Commissions              $2,125              $16,270         $1,622
Administrative Fee               $1,435,844          $1,583,275      $1,270,920
12b-1 Fee:
 Class B                         $6,359,159              --              --
 Class C                         $1,676,084              --              --
Shareholder Services Fee:
  Class A Shares                 $2,022,965              --              --
  Class B Shares                 $2,119,719              --              --
  Class C Shares                  $558,695               --              --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended March 31, 2005.

Yield is given for the 30-day period ended March 31, 2005.

                          30-Day         1 Year        5 Years       10 Years
                          Period
Class A Shares:
Total Return
  Before Taxes             N/A           1.96%          4.22%         6.02%
  After Taxes on           N/A          (0.74)%         0.68%         2.37%
  Distributions
  After Taxes on
  Distributions and        N/A           1.23%          1.34%         2.81%
  Sale of Shares
Yield                     5.20%           N/A            N/A           N/A

------------------------------------------------------------------------------

                          30-Day Period         1 Year          5 Years        10 Years
Class B Shares:
Total Return
  Before Taxes                 N/A              0.66%            4.15%           5.86%
  After Taxes on               N/A             (1.88)%           0.84%           2.46%
  Distributions
  After Taxes on
  Distributions and            N/A              0.40%            1.44%           2.86%
  Sale of Shares
Yield                         4.66%              N/A              N/A             N/A

                          30-Day Period         1 Year          5 Years        10 Years
Class C Shares:
Total Return
  Before Taxes                 N/A              4.08%            4.21%           5.60%
  After Taxes on               N/A              1.57%            0.95%           2.26%
  Distributions
  After Taxes on
  Distributions and            N/A              2.62%            1.52%           2.67%
  Sale of Shares
Yield                         4.62%              N/A              N/A             N/A

------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in
NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the high current yield funds category in advertising and sales literature.

Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual Fund
Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Credit Suisse First Boston High Yield Index
Serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults.
Morningstar receives and publishes this figure as a monthly total return.

Lehman Brothers U.S. Aggregate Bond Index
An unmanaged index composed of securities from the Lehman Brothers
Government/Corporate Bond Index, Mortgage-backed Securities Index and Asset backed Securities Index. Total return comprises price
appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate (Total) Index
Comprised of approximately 5,000 issues which include: non- convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and
publicly issued, fixed-rate, non- convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers Government/Corporate (Long-Term) Index
Composed of the same types of issues as defined above. However, the average maturity of the bonds included on this index approximates 22 years.


Lehman Brothers U.S. Corporate High Yield Bond Index
An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1 or BB+ as provided by Moody's Investor Service or
Standard & Poor's respectively, a minimum amount outstanding of $150 million, and at least 1 year to maturity.


Lehman Brothers Single B Index
A proprietary unmanaged index of Single B rated securities.

Lipper High Current Yield Funds Average
Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. These figures do not reflect sales charges.


WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.
Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion,
$24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA for Global
Equity; Robert J. Ostrowski, CFA for Taxable Fixed Income; Mary Jo Ochson,
CFA for Tax Free Fixed Income; and Deborah A. Cunningham, CFA for Money
Market Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended March 31,
2005 are incorporated herein by reference to the Annual Report to
Shareholders of Federated High Income Bond Fund, Inc. dated March 31, 2005.


INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.  These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.  .

b--Very Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.  .

ccc, cc, c--Extremely Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate whether credit quality is near the top or bottom of a category.
A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public
Data modifier ("pd") which indicates that a company does not subscribe to
A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

FEDERATED HIGH INCOME BOND FUND, INC.

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian

State Street Bank and Trust Company

Securities Lending Agent

State Street Bank and Trust Company

Independent Registered Public Accounting Firm

Ernst & Young LLP

Legal Counsel

Reed Smith LLP
Dickstein, Shapiro, Morin & Oshinsky, LLP

Service Providers

Bloomberg
Factset
Institutional Shareholder Services, Inc.
Wilshire Associates, Inc.

Security Pricing Services

FT Interactive Data
Reuters

Ratings Agencies

S&P

Performance Reporting/Publications

Fidelity Strategic Advisors
Lipper
Morningstar
NASDAQ
Value Line
Vickers
Wiesenberger/Thomson Financial

Other

Astec Consulting Group, Inc.
Investment Company Institute


PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            --------
            (a)   (i)         Conformed Copy of Amended Articles of
                              Incorporation of the Registrant; (19)
                  (ii)        Conformed Copy of Amendment No. 10 to the
                              Articles of Incorporation of the
                              Registrant; (23)
                  (iii)       Conformed Copy of Amendment No. 11 to the
                              Articles of Incorporation of the
                              Registrant; (23)
                  (iv)        Conformed Copy of Amendment No. 12 to the
                              Articles of Incorporation of the
                              Registrant; (23)
                  (v)         Conformed Copy of Amendment No. 13 to the
                              Articles of Incorporation of the
                              Registrant; (23)
                  (vi)        Conformed Copy of Amendment No. 14 to the
                              Articles of Incorporation of the
                              Registrant; (23)
                  (vii)       Conformed Copy of Amendment No. 15 to the
                              Articles of Incorporation of the
                              Registrant; (23)
                  (viii)      Conformed Copy of Amendment No. 16 to the
                              Articles of Incorporation of the
                              Registrant; (23)
                  (ix)        Conformed Copy of Amendment No. 17 to the
                              Articles of Incorporation of the
                              Registrant; (23)
            (b)   (i)         Copy of Restated and Amended By-Laws of
                              the Registrant; (19)
                  (ii)        Copy of Amendment No. 10 to the By-Laws
                              of the Registrant; (22)
                  (iii)       Copy of Amendment No. 11 to the By-Laws
                              of the Registrant; (22)
                  (iv)        Copy of Amendment No. 12 to the By-Laws
                              of the Registrant; (22)
                  (v)         Copy of Amendment No. 13 to the By-Laws
                              of the Registrant; (25)
                  (vi)        Copy of Amendment No. 14 to the By-Laws
                              of the Registrant; (26)
                  (vii)       Copy of Amendment No. 15 to the By-Laws
                              of the Registrant; +
            (c)               Copies of Specimen Certificate for Shares
                              of Beneficial Interest of the Registrant;
                              (20)
            (d)   (i)         Conformed Copy of Investment Advisory
                              Contract of the Registrant; (14)
                  (ii)        Conformed Copy of Amendment to Investment
                              Advisory Contract of the Registrant; (24)
            (e)   (i)         Conformed Copy of Distributor's Contract
                              of the Registrant; (16)
                  (ii)        Conformed Copy of Exhibit A to
                              Distributor's contract of the Registrant;
                              (16)
                  (iii)       Conformed Copy of Exhibit B to
                              Distributor's Contract of the Registrant;
                              (16)
                  (iv)        Conformed Copy of Distributor's Contract
                              of the Registrant (Class B Shares); (21)
                  (v)         Conformed Copy of Exhibit 1 to
                              Distributor's Contract of the Registrant
                              (Class B Shares); (21)
                  (vi)        Conformed Copy of Amendment to
                              Distributor's Contract of the Registrant;
                              (24)
                  (vii)       Conformed Copy of Amendment to
                              Distributor's Contract of the Registrant
                              (Class B Shares); (24)
                  (viii)      Conformed copy of Amendment to
                              Distributor's Contract dated October 1,
                              2003 of the Registrant; (26)
                  (ix)        The Registrant hereby incorporates the
                              conformed copy of the specimen Mutual
                              Funds Sales and Service Agreement; Mutual
                              Funds Service Agreement; and Plan
                              Trustee/Mutual Funds Service Agreement
                              from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form
                              N-1A, filed with the Commission on July
                              24, 1995. (File Nos. 33-38550 and
                              811-6269).
            (f)               Not applicable;
            (g)   (i)         Conformed Copy of Custodian Contract of
                              the Registrant; (18)
                  (ii)        Conformed Copy of Custody Fee Schedule;
                              (21)
            (h)   (i)         The responses described in Item 23(e)(ix)
                              are hereby incorporated by reference.
                  (ii)        Conformed Copy of Shareholder Services
                              Agreement (Class B Shares); (21)
                  (iii)       Conformed Copy of Principal Shareholder
                              Services Agreement (Class B Shares); (21)
                  (iv)        The Registrant hereby incorporates by
                              reference the conformed copy of the
                              Agreement for Administrative Services,
                              with Exhibit 1 and Amendments 1 and 2
                              attached, between Federated
                              Administrative Services and the
                              Registrant from Item 23(h)(iv)of the
                              Federated Total Return Series, Inc.
                              Registration Statement on Form N-1A,
                              filed with the Commission on November
                              29, 2004.  (File Nos. 33-50773 and
                              811-7115);
                  (v)         The Registrant hereby incorporates the
                              conformed copy of the Second Amended and
                              Restated Services Agreement, with
                              attached Schedule 1 revised 6/30/04,
                              from Item (h)(vii) of the Cash Trust
                              Series,  Inc. Registration Statement on
                              Form N-1A, filed with the Commission on
                              July 29, 2004. (File Nos. 33-29838 and
                              811-5843)
                  (vi)        The Registrant hereby incorporates the
                              conformed copy of the Financial
                              Administration and Accounting Services
                              Agreement, with attached Exhibit A
                              revised 6/30/04, from Item (h)(viii) of
                              the Cash Trust Series, Inc. Registration
                              Statement on Form N-1A, filed with the
                              Commission on July 29, 2004. (File Nos.
                              33-29838 and 811-5843)
                  (vii)       The Registrant hereby incorporates the
                              conformed copy of Transfer Agency and
                              Service Agreement between the Federated
                              Funds and State Street Bank and Trust
                              Company from Item 23(h)(ix)of the
                              Federated Total Return Government Bond
                              Fund Registration Statement on Form
                              N-1A, filed with the Commission on April
                              28, 2005. (File Nos. 33-60411 and
                              811-07309);
            (i)               Not applicable;
            (j)               Conformed Copy of Consent of Independent
                              Registered Public Accounting Firm; +
            (k)               Not applicable;
            (l)               Not applicable;
            (m)   (i)         The responses described in Item 23(e)(ix)
                              are hereby incorporated by reference.
                  (ii)        Conformed Copy of Distribution Plan of
                              the Registrant (Class B Shares); (22)
                  (iii)       Conformed Copy of Exhibit 1 to
                              Distribution Plan of the Registrant
                              (Class B Shares); (22)
                  (iv)        Conformed copy of Distribution Plan
                              including Exhibit A of the Registrant;
                              (27)
            (n)               The Registrant hereby incorporates the
                              conformed copy of the Multiple Class Plan
                              and attached Exhibits from Item (n) of
                              the Federated Income Trust Registration
                              Statement on Form N-1A, filed with the
                              Commission on March 31, 2005. (File Nos.
                              2-75366 and 811-3352).
            (o)   (i)         Conformed copy of Power of Attorney of
                              the Registrant; (25)
                  (ii)        Conformed copy of Power of Attorney of
                              Chief Investment Officer of the
                              Registrant; (25)
            (p)               The Registrant hereby incorporates the
                              conformed copy of the Code of Ethics for
                              Access Persons, effective 1/1/2005 from
                              Item 23(p) of the Money Market
                              Obligations Trust Registration Statement
                              on Form N-1A filed with the Commission
                              February 25, 2005.  (File Nos. 33-31602
                              and 811-5950).

+           Exhibits have been filed electronically.

14.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 33 on Form N-1A filed February
            25, 1993 (File Nos. 2-60103 and 811-2782).
16.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 38 on Form N-1A filed July 26,
            1994 (File Nos. 2-60103 and 811-2782).
18.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 40 on Form N-1A filed May 25,
            1995 (File Nos. 2-60103 and 811-2782).
19.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 41 on Form N-1A filed May 29,
            1996 (File Nos. 2-60103 and 811-2782).
20.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 42 on Form N-1A filed May 29,
            1997 (File Nos. 2-60103 and 811-2782).
21.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 43 on Form N-1A filed May 26,
            1998 (Files Nos. 2-60103 and 811-2782).
22.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 44 on Form N-1A filed May 26,
            1999 (File Nos. 2-60103 and 811-2782).
23.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 46 on Form N-1A filed May 30,
            2000 (File Nos. 2-60103 and 811-2782).
24.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 48 on Form N-1A filed May 29,
            2002 (File Nos. 2-60103 and 811-2782).
25.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 49 on Form N-1A filed on May
            29, 2003(file Nos. 2-60103 and 811-2782).
26.         Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 50 on Form N-1A filed on March
            22, 2004 (file Nos. 2-60103 and 811-2782).
27          Response is incorporated by reference to Registrant's
            Post-Effective Amendment No. 51 on Form N-1A filed on May
            28, 2004 (file Nos. 2-60103 and 811-2782).

Item 24.     Persons Controlled By or Under Common Control with the Fund:
             -----------------------------------------------------------

            None

Item 25.     Indemnification:  (19)
             ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?" in Part
            A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in
            Part B of this Registration Statement under "Who Manages and
            Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal
            occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
            Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard,
            P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE
            19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone,Jr.
                                                Eamonn G. Folan
                                                Richard J. Gallo
                                                John T. Gentry
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Kathyrn P. Glass
                                                James Grant
                                                Chungwai Hsia
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Gene Neavin
                                                Bob Nolte
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
            Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the
            investment companies in the Federated Fund Complex described in
            Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated  Securities Corp. the Distributor for shares
                  of the Registrant,  acts as principal  underwriter for
                  the   following   open-end    investment    companies,
                  including the Registrant:

                  Cash  Trust  Series,   Inc.;  Cash  Trust  Series  II;
                  Federated  Adjustable Rate Securities Fund;  Federated
                  American  Leaders Fund,  Inc.;  Federated  Core Trust;
                  Federated  Core  Trust  II,  L.P.;   Federated  Equity
                  Funds;  Federated Equity Income Fund, Inc.;  Federated
                  Fixed Income Securities,  Inc.;  Federated GNMA Trust;
                  Federated   Government   Income   Securities,    Inc.;
                  Federated High Income Bond Fund, Inc.;  Federated High
                  Yield  Municipal  Income  Fund;  Federated  High Yield
                  Trust;  Federated Income Securities  Trust;  Federated
                  Income  Trust;   Federated   Index  Trust;   Federated
                  Institutional   Trust;   Federated  Insurance  Series;
                  Federated   International   Series,   Inc.;  Federated
                  Investment  Series  Funds,  Inc.;   Federated  Limited
                  Duration  Government  Fund,  Inc.;  Federated  Managed
                  Allocation Portfolios;  Federated Municipal High Yield
                  Advantage Fund, Inc.;  Federated Municipal  Securities
                  Fund,  Inc.;  Federated  Municipal  Securities  Income
                  Trust;   Federated  Premier   Intermediate   Municipal
                  Income Fund;  Federated Premier Municipal Income Fund;
                  Federated Short-Term Municipal Trust;  Federated Stock
                  and Bond Fund, Inc.; Federated Stock Trust;  Federated
                  Total Return  Government  Bond Fund;  Federated  Total
                  Return Series,  Inc.;  Federated U.S.  Government Bond
                  Fund;  Federated U.S. Government  Securities Fund: 1-3
                  Years;  Federated U.S. Government Securities Fund: 2-5
                  Years;   Federated  World  Investment  Series,   Inc.;
                  Intermediate   Municipal  Trust;  Edward  Jones  Money
                  Market Fund; Money Market Obligations  Trust;  Regions
                  Morgan Keegan Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice Chairman

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Colin B. Starks
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records  required to be  maintained  by Section 31(a) of the  Investment  Company  Act of  1940  and  Rules  31a-1  through  31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

                                          (Notices should be sent to the
                                          Agent for Service at the above
                                          address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

Federated Shareholder
Services Company
("Transfer Agent and Dividend             P.O. Box 8600
Disbursing Agent")                        Boston, MA  02266-8600

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment Management
Company("Adviser")                        Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and
Trust Company ("Custodian")               P.O. Box 8600
                                          Boston, MA  02266-8600

Item 29.    Management Services: Not applicable
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant  hereby  undertakes to comply with the  provisions of  Section  16(c)  of  the  1940  Act  with  respect  to the removal of Directors  and the calling of special  shareholder meetings by shareholders.

                               SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of  1933  and the
Investment  Company Act of 1940,  the  Registrant,  FEDERATED HIGH INCOME
BOND  FUND,  INC.,  certifies  that it  meets  all the  requirements  for effectiveness  of this Amendment to its Registration  Statement  pursuant to Rule  485(b)  under  the  Securities  Act of 1933 and has duly  caused this Amendment to its  Registration  Statement to be signed on its behalf by the undersigned,  thereto duly  authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th  day of May, 2005.

                  FEDERATED HIGH INCOME BOND FUND, INC.

                  BY: /s/ Andrew P. Cross
                      Andrew P. Cross, Assistant Secretary

      Pursuant to the  requirements  of the Securities Act of 1933,  this
Amendment  to its  Registration  Statement  has been signed  below by the following person in the capacity and on the date indicated:

            NAME                       TITLE                   DATE
            ----                       -----                   ----

By: /s/Andrew P. Cross             Attorney In Fact          May 27, 2005
    Andrew P. Cross                For the Persons
    ASSISTANT SECRETARY             Listed Below

    NAME                                          TITLE

John F. Donahue*                                  Chairman and Director

Richard B. Fisher*                                Vice Chairman

J. Christopher Donahue*                           President and Director
                                                  (Principal Executive Officer)

Richard J. Thomas*                                Treasurer
                                                  (Principal Financial Officer)

Thomas G. Bigley*                                 Director

John T. Conroy, Jr.*                              Director

Nicholas P. Constantakis*                         Director

John F. Cunningham*                               Director

Lawrence D. Ellis, M.D.*                          Director

Peter E. Madden*                                  Director

Charles F. Mansfield, Jr.*                        Director

John E. Murray, Jr., J.D., S.J.D.*                Director

Marjorie P. Smuts*                                Director

John S. Walsh*                                    Director

*  By Power of Attorney